SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS (Details 2)	Mar. 31, 2023	Mar. 31, 2022
United Kingdom, Pounds
Foreign currency exchange rates	1.236	1.316
Foreign currency average exchange rates	1.215	1.342
Euro Member Countries, Euro
Foreign currency exchange rates	1.138	1.184